Significant accounting policies (Details 2) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Aug. 12, 2014
Net income (loss)	$ 16,438	$ (7,657)		$ 19,016	$ (9,478)
Unrealized gains (losses) on cash flow hedge	2,981	(3,850)		714	(7,316)
Income tax benefit (expense)	(118)	963		(203)	1,829
Other comprehensive income (Loss)	2,863	(2,887)	$ (2,275)	511	(5,487)	$ (5,900)
Comprehensive income (loss)	19,301	(10,544)		19,527	(14,965)
Scenario, Previously Reported [Member]
Net income (loss)	16,316	(7,306)		18,734	(9,070)
Unrealized gains (losses) on cash flow hedge	2,981	(3,850)		714	(7,316)
Income tax benefit (expense)	0	963		0	1,829
Other comprehensive income (Loss)	2,981	(2,887)		714	(5,487)
Comprehensive income (loss)	19,297	(10,193)		19,448	(14,557)
Restatement Adjustment [Member]
Net income (loss)	120	(307)		204	(347)
Unrealized gains (losses) on cash flow hedge	0	0		0	0
Income tax benefit (expense)	(118)	0		(203)	0
Other comprehensive income (Loss)	(118)	0		(203)	0
Comprehensive income (loss)	2	(307)		1	(347)
Indirect Adjustment [Member]
Net income (loss)	2	(44)		78	(61)
Unrealized gains (losses) on cash flow hedge	0	0		0	0
Income tax benefit (expense)	0	0		0	0
Other comprehensive income (Loss)	0	0		0	0
Comprehensive income (loss)	$ 2	$ (44)		$ 78	$ (61)